OPERATING EXPENSES (Details 2) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating expenses [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	[1]	$ 45,850	$ 38,775	$ 16,797
Banking El Salvador [Member]
Disclosure of operating expenses [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		3,363	19,705	(3,253)
Banking Colombia [Member]
Disclosure of operating expenses [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		33,661	15,078	22,255
Banking Guatemala [Member]
Disclosure of operating expenses [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		1,939	2,118	0
Banking Panama [Member]
Disclosure of operating expenses [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		5,495	1,934	(2,303)
Off shore [Member]
Disclosure of operating expenses [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		(26)	(60)	0
All Other Segments [Member]
Disclosure of operating expenses [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		$ 1,418	$ 0	$ 98

[1]	The detail of the impairment of other assets net by operating segments for the years ended December 31, 2017, 2016 and 2015 is presented in the table below: